PROPERTY AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 338	$ 1,058	$ 1,256
Disposal of fixed assets				100
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Finance lease			1,100	1,100
Accumulated depreciation for finance lease			$ 800	$ 600